Finance Costs, Net	6 Months Ended
Jun. 30, 2022
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Finance Costs, Net
Note 7: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Interest expense:
Debt	40	40	80	80
Derivative financial instruments — hedging activities	-	(1)	(1)	(2)
Other, net	5	5	10	12
Fair value losses (gains) on cash flow hedges, transfer from equity	36	(17)	23	(32)
Net foreign exchange (gains) losses on debt	(36)	17	(23)	32
Net interest expense — debt and other	45	44	89	90
Net interest expense — leases	2	2	4	4
Net interest expense — pension and other post-employment benefit plans	2	3	5	7
Interest income	-	-	(1)	(1)
Net interest expense	49	49	97	100

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Net (gains) losses due to changes in foreign currency exchange rates	(78)	(2)	(94)	4
Net gains on derivative instruments	(242)	-	(320)	-
Other finance (income) costs	(320)	(2)	(414)	4
Net (gains) losses due to changes in foreign currency exchange rates
Net (gains) losses due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net gains on derivative instruments
Net gains on derivative instruments related to foreign exchange contracts, including gains on instruments that are intended to reduce foreign currency risk on a portion of the Company’s indirect investment in LSEG, which is denominated in British pounds sterling (see note 12).